                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09945

                          IXIS Advisor Funds Trust IV
              (Exact name of registrant as specified in charter)

               399 Boylston Street, Boston, Massachusetts 02116
              (Address of principal executive offices) (Zip code)

                          Coleen Downs Dinneen, Esq.
                   IXIS Asset Management Distributors, L.P.
                              399 Boylston Street
                          Boston, Massachusetts 02116
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 449-2810

Date of fiscal year end: January 31

Date of reporting period: January 31, 2007

ITEM 1. REPORT TO STOCKHOLDERS.

The Registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

                       [LOGO] IXIS | ADVISOR FUNDS


  AEW Real Estate Fund
  Annual Report
  January 31, 2007

AEW Management and Advisors, L.P.
TABLE OF CONTENTS

Management Discussion
and Performance......... Page 1

Portfolio of Investments Page 5

Financial Statements.... Page 7

                             AEW REAL ESTATE FUND

PORTFOLIO PROFILE


Objective:
Seeks to provide investors with above-average income and long-term growth of capital

--------------------------------------------------------------------------------
Strategy:
Invests in real estate investment trusts (REITs) and/or real estate-related companies

--------------------------------------------------------------------------------
Inception Date:
August 31, 2000

--------------------------------------------------------------------------------
Manager:
Matthew A. Troxell, CFA
AEW Management and Advisors, L.P.

--------------------------------------------------------------------------------
Symbols:

                                 Class A NRFAX
                                 Class B NRFBX
                                 Class C NRCFX
                                 Class Y NRFYX

--------------------------------------------------------------------------------
What You Should Know:
The fund concentrates its investments in real estate investment trusts (REITs) and real estate-related companies. This subjects the fund to the risks of the real estate industry. Such risks include fluctuating real estate values, changes in interest rates and property taxes and the risk of mortgage defaults or mortgage prepayments. The fund is also subject to the risks of the stock market, which include unpredictable drops in value or periods of lackluster performance.

Management Discussion
--------------------------------------------------------------------------------


REITs OUTPERFORMED STOCKS AND BONDS
Strong underlying property fundamentals, steady economic growth and a continued investor appetite for real estate investments combined to create another stellar year for the public real estate securities market. Real estate investment trusts (REITs) as measured by the MSCI US REIT Index returned 37.23% for the 12 months ended January 31, 2007, an even stronger performance than the previous fiscal year. REITs also came in well ahead of two major stock market indexes and two bond indexes for the fund's 2006/2007 fiscal year. The Dow Jones Industrial Average and Standard & Poor's 500 Index returned 18.93% and 14.51%, respectively, while the Lehman Aggregate Bond Index (a broad-based index of U.S. government and corporate bonds) returned 4.28% and the Lehman U.S. Treasury Index (composed of Treasury bonds maturing in one year or more) returned 3.22%.

FUND MAINTAINED ITS PERFORMANCE LEAD
With a total return of 37.36%, AEW Real Estate Fund kept ahead of its benchmark for the fiscal year ended January 31, 2007, based on the net asset value of Class A shares and $0.19 in dividends and $1.53 in capital gains distributions reinvested. The fund also outperformed the 34.77% average return for its peer group, Morningstar's Specialty Real Estate category.

Office REIT Boston Properties was the fund's top performer thanks to solid operating results as demand for the company's high-quality office properties in core markets continued to stimulate investor demand for the stock. Mall REIT Simon Property Group, the largest REIT in North America, also continued its strong performance run, primarily due to increased sales and strong leasing initiatives. Apartment company AvalonBay Communities benefited from one of the industry's largest development pipelines and its focus on properties in high "barrier-to-entry" markets where opportunities for new development or construction of similar type are limited.

In terms of sector allocation, the fund was underweight in healthcare REITs relative to its benchmark. Since this sector outperformed the overall REIT market, this was a modest detriment to performance. However, this negative was partially offset by the fund's underweight position in regional malls, which lagged the overall REIT market.

PORTFOLIO CHANGES REFLECTED PURSUIT OF VALUE AND MERGERS AND ACQUISITIONS
We made marginal changes to the fund's composition during the year, consistent with our value-oriented strategy. Three positions were eliminated when they merged with other firms. These included the fund's holdings in Shurgard Storage Centers, which merged with Public Storage, Inc. in late August. Office company Trizec Properties merged with Brookfield Properties Corp. in early October, and the fund's shares in shopping center REIT Pan Pacific Retail Properties were liquidated in late October 2006 when it merged with Kimco Realty Corp. We also added several new positions during the year, each of which we purchased at prices we believe represent a good value at our entry point. These included office REIT HRPT Properties Trust, industrial REIT DCT Industrial Trust, Health Care Property Investors, Inc. and apartment company Home Properties.

OUTLOOK
Investor demand for commercial property remains strong and market fundamentals continue to improve, in-step with economic growth, albeit at a slower pace than last year. By historic pricing metrics, commercial real estate generally, and REITs in particular, appear expensive. Despite this, many REITs continue to be taken private by traditional direct-property market investors and private equity groups, suggesting that they feel publicly traded real estate is relatively inexpensive.

As 2007 unfolds, we believe investor demand for commercial property is likely to remain strong, which should continue to provide price support to REITs in general. However, we believe returns may begin to moderate, particularly after the strong performance they have delivered over the past seven years.

                             AEW REAL ESTATE FUND

Investment Results through January 31, 2007
--------------------------------------------------------------------------------


PERFORMANCE IN PERSPECTIVE
The charts comparing the fund's performance to an index provide a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

Growth of a $10,000 Investment in Class A Shares/4/


            December 29, 2000 (inception) through January 31, 2007

                             [CHART]

                 Net Asset        Maximum Sales
                  Value/1/          Charge/2/       MSCI US REIT Index/5/
                  --------          ---------       ---------------------
12/29/2000        $10,000           $ 9,425              $10,000
12/31/2000         10,000             9,425               10,000
 1/31/2001          9,915             9,345               10,043
 2/28/2001          9,802             9,238                9,870
 3/31/2001          9,859             9,292                9,952
 4/30/2001         10,068             9,489               10,182
 5/31/2001         10,248             9,659               10,410
 6/30/2001         10,848            10,224               11,039
 7/31/2001         10,723            10,106               10,800
 8/31/2001         11,173            10,531               11,200
 9/30/2001         10,835            10,212               10,752
10/31/2001         10,458             9,856               10,392
11/30/2001         10,999            10,367               10,998
12/31/2001         11,298            10,649               11,283
 1/31/2002         11,219            10,574               11,257
 2/28/2002         11,456            10,797               11,480
 3/31/2002         12,148            11,450               12,220
 4/30/2002         12,248            11,543               12,298
 5/31/2002         12,466            11,749               12,454
 6/30/2002         12,757            12,024               12,811
 7/31/2002         12,084            11,389               12,093
 8/31/2002         12,093            11,398               12,113
 9/30/2002         11,644            10,974               11,673
10/31/2002         11,046            10,411               11,087
11/30/2002         11,522            10,860               11,598
12/31/2002         11,687            11,015               11,694
 1/31/2003         11,367            10,713               11,372
 2/28/2003         11,594            10,928               11,576
 3/31/2003         11,810            11,131               11,819
 4/30/2003         12,269            11,564               12,318
 5/31/2003         12,958            12,213               13,014
 6/30/2003         13,265            12,502               13,311
 7/31/2003         13,992            13,187               14,019
 8/31/2003         14,097            13,286               14,104
 9/30/2003         14,581            13,743               14,604
10/31/2003         14,793            13,942               14,850
11/30/2003         15,419            14,532               15,504
12/31/2003         15,900            14,985               15,991
 1/31/2004         16,488            15,540               16,692
 2/29/2004         16,838            15,869               16,971
 3/31/2004         17,834            16,809               17,918
 4/30/2004         15,261            14,383               15,263
 5/31/2004         16,378            15,436               16,358
 6/30/2004         16,897            15,925               16,822
 7/31/2004         17,019            16,040               16,910
 8/31/2004         18,334            17,280               18,269
 9/30/2004         18,316            17,263               18,233
10/31/2004         19,327            18,216               19,230
11/30/2004         20,204            19,043               20,046
12/31/2004         21,308            20,082               21,026
 1/31/2005         19,415            18,299               19,217
 2/28/2005         20,050            18,897               19,789
 3/31/2005         19,796            18,657               19,462
 4/30/2005         20,839            19,641               20,619
 5/31/2005         21,593            20,352               21,292
 6/30/2005         22,738            21,430               22,361
 7/31/2005         24,379            22,978               23,964
 8/31/2005         23,536            22,183               23,042
 9/30/2005         23,621            22,262               23,174
10/31/2005         23,070            21,744               22,622
11/30/2005         24,265            22,870               23,602
12/31/2005         24,377            22,975               23,577
 1/31/2006         26,164            24,659               25,388
 2/28/2006         26,732            25,194               25,866
 3/31/2006         28,167            26,547               27,151
 4/28/2006         27,094            25,536               26,142
 5/31/2006         26,425            24,905               25,387
 6/30/2006         27,844            26,243               26,755
 7/31/2006         28,619            26,963               27,714
 8/31/2006         29,629            27,926               28,767
 9/30/2006         30,246            28,506               29,330
10/31/2006         32,075            30,231               31,165
11/30/2006         33,686            31,749               32,641
12/31/2006         33,096            31,193               32,046
 1/31/2007         35,946            33,879               34,839


Average Annual Total Returns -- January 31, 2007


                                                                     SINCE
                                               1 YEAR 5 YEARS/4/ INCEPTION/4/
CLASS A (Inception 12/29/00)
Net Asset Value/1/                             37.36%   26.22%       23.37%
With Maximum Sales Charge/2/                   29.45    24.74        22.17

CLASS B (Inception 12/29/00)
Net Asset Value/1/                             36.31    25.26        22.45
With CDSC/3/                                   31.31    25.10        22.45

CLASS C (Inception 12/29/00)
Net Asset Value/1/                             36.32    25.27        22.47
With CDSC/3/                                   35.32    25.27        22.47

CLASS Y (Inception 8/31/00)
Net Asset Value/1/                             37.81    26.54        23.95
-------------------------------------------------------------------------------------------

                                                                     SINCE        SINCE
                                                                 CLASS A, B, C   CLASS Y
COMPARATIVE PERFORMANCE                        1 YEAR  5 YEARS   INCEPTION/7/  INCEPTION/7/
MSCI US REIT Index/5/                          37.23%   25.35%       22.77%       22.76%
Morningstar Specialty Real Estate Fund Avg./6/ 34.77    24.70        22.16        22.11

All returns represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary and you may have a gain or loss when you sell your shares. Current returns may be higher or lower than those shown. For performance current to the most recent month-end, visit www.ixisadvisorfunds.com. All results include reinvestment of dividends and capital gains. The graph represents past performance of Class A shares. Class Y shares are only available to certain investors, as outlined in the prospectus.
The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

PORTFOLIO FACTS



                                    % of Net Assets as of
FUND COMPOSITION                    1/31/07    1/31/06
---------------------------------------------------------
Common Stocks                        96.8       97.0
---------------------------------------------------------
Short-Term Investments and Other      3.2        3.0
---------------------------------------------------------

                                    % of Net Assets as of
TEN LARGEST HOLDINGS                1/31/07    1/31/06
---------------------------------------------------------
Simon Property Group, Inc.            8.3        7.2
---------------------------------------------------------
Boston Properties, Inc.               5.8        5.0
---------------------------------------------------------
Equity Residential                    4.8        4.4
---------------------------------------------------------
Public Storage, Inc.                  4.5        3.0
---------------------------------------------------------
ProLogis                              3.9        5.9
---------------------------------------------------------
AvalonBay Communities, Inc.           3.8        4.9
---------------------------------------------------------
Developers Diversified Realty Corp.   3.8        3.2
---------------------------------------------------------
Archstone-Smith Trust                 3.6        3.9
---------------------------------------------------------
Vornado Realty Trust                  3.5        3.3
---------------------------------------------------------
Host Hotels & Resorts, Inc.           3.5        3.4
---------------------------------------------------------

                                    % of Net Assets as of
FIVE LARGEST INDUSTRIES             1/31/07    1/31/06
---------------------------------------------------------
REITs--Office                        18.2       16.3
---------------------------------------------------------
REITs--Apartments                    17.5       18.3
---------------------------------------------------------
REITs--Regional Malls                14.9       14.2
---------------------------------------------------------
REITs--Industrial                    11.6       14.7
---------------------------------------------------------
REITs--Shopping Centers              11.3       12.5
---------------------------------------------------------

  Portfolio holdings and asset allocations will vary.
NOTES TO CHARTS
/1/Does not include a sales charge.
/2/Includes the maximum sales charge of 5.75%.
/3/Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge ("CDSC") applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.
/4/Fund performance has been increased by expense waivers, without which performance would have been lower.
/5/MSCI US REIT Index is an unmanaged index of the most actively traded real estate investment trusts (REITs), designed to measure real estate equity performance.
/6/Morningstar Specialty Real Estate Fund Average is the average performance without sales charges of funds with similar investment objectives, as calculated by Morningstar, Inc.
/7/The since-inception comparative performance figures shown for each Class of fund shares are calculated as follows: Classes A, B and C from 1/1/01; Class Y from 9/1/00.
 EXPENSE RATIOS
 The Fund's expense ratios as of 1/31/07 were as follows:

Share Class Ratio
-----------------
     A      1.48
-----------------
     B      2.22
-----------------
     C      2.23
-----------------
     Y      1.09
-----------------

                            ADDITIONAL INFORMATION


The views expressed in this report reflect those of the portfolio manager as of the dates indicated. The manager's views are subject to change at any time without notice based on changes in market or other conditions. References to specific securities or industries should not be regarded as investment advice. Because the fund is actively managed, there is no assurance that it will continue to invest in the securities or industries mentioned.

For more complete information on any IXIS Advisor Fund, contact your financial professional or call IXIS Advisor Funds and ask for a free prospectus, which contains more complete information including charges and other ongoing expenses. Investors should consider a fund's objective, risks and expenses carefully before investing. This and other fund information can be found in the prospectus. Please read the prospectus carefully before investing.
PROXY VOTING INFORMATION
A description of the fund's proxy voting policies and procedures is available without charge, upon request, by calling IXIS Advisor Funds at 800-225-5478; on the fund's website at www.ixisadvisorfunds.com; and on the Securities and Exchange Commission's (SEC) website at www.sec.gov. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2006 is available from the fund's website and the SEC's website.
QUARTERLY PORTFOLIO SCHEDULES
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

     NOT FDIC INSURED           MAY LOSE VALUE          NO BANK GUARANTEE

                          UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases, redemption fees and certain exchange fees, and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. In addition, the fund assesses a minimum balance fee of $20 on an annual basis for accounts that fall below the required minimum to establish an account. Certain exemptions may apply. These costs are described in more detail in the fund's prospectus. The examples below are intended to help you understand the ongoing costs of investing in the fund and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each Class of fund shares shows the actual account values and actual fund expenses you would have paid on a $1,000 investment in the fund from August 1, 2006 through January 31, 2007. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown below for your Class.

The second line in the table of each Class of fund shares provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges or exchange fees. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

                                         BEGINNING ACCOUNT VALUE ENDING ACCOUNT VALUE EXPENSES PAID DURING PERIOD*
AEW REAL ESTATE FUND                             8/1/06                1/31/07               8/1/06-1/31/07
------------------------------------------------------------------------------------------------------------------
CLASS A
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,255.80                   $8.30
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,017.85                   $7.43
------------------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,251.10                  $12.48
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,014.12                  $11.17
------------------------------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,250.70                  $12.54
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,014.06                  $11.22
------------------------------------------------------------------------------------------------------------------
CLASS Y
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,257.70                   $6.03
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,019.86                   $5.40
------------------------------------------------------------------------------------------------------------------

*Expenses are equal to the fund's annualized expense ratio: 1.46%, 2.20%, 2.21% and 1.06% for Class A, B, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the half-year period).

               AEW REAL ESTATE FUND -- PORTFOLIO OF INVESTMENTS

Investments as of January 31, 2007

Shares  Description                                      Value (+)
--------------------------------------------------------------------
Common Stocks -- 96.8% of Net Assets
        REAL ESTATE INVESTMENT TRUSTS -- 96.8%
        REITs -- Apartments -- 17.5%
 39,200 Apartment Investment & Management Co., Class A $   2,455,096
125,400 Archstone-Smith Trust                              7,926,534
 56,800 AvalonBay Communities, Inc.                        8,426,848
 61,000 Camden Property Trust                              4,782,400
187,500 Equity Residential                                10,552,500
 22,000 Home Properties, Inc.                              1,414,380
 81,900 United Dominion Realty Trust, Inc.(b)              2,685,501
                                                       -------------
                                                          38,243,259
                                                       -------------
        REITs -- Diversified -- 4.2%
 50,800 BioMed Realty Trust, Inc.                          1,515,364
 63,000 Vornado Realty Trust                               7,708,050
                                                       -------------
                                                           9,223,414
                                                       -------------
        REITs -- Healthcare -- 4.1%
 30,500 Health Care Property Investors, Inc.               1,258,125
 57,300 Healthcare Realty Trust, Inc.(b)                   2,428,374
119,000 Nationwide Health Properties, Inc.                 3,965,080
 78,500 Omega Healthcare Investors, Inc.                   1,423,205
                                                       -------------
                                                           9,074,784
                                                       -------------
        REITs -- Hotels -- 7.5%
 62,100 Ashford Hospitality Trust                            764,451
119,000 Hilton Hotels Corp.                                4,211,410
 22,600 Hospitality Properties Trust                       1,102,880
290,500 Host Hotels & Resorts, Inc.                        7,689,535
 44,500 Starwood Hotels & Resorts Worldwide, Inc.          2,784,810
                                                       -------------
                                                          16,553,086
                                                       -------------
        REITs -- Industrial -- 11.6%
 61,800 AMB Property Corp.                                 3,760,530
180,500 DCT Industrial Trust, Inc.                         2,133,510
 11,000 Duke Realty Corp.                                    485,320
 47,900 First Potomac Realty Trust(b)                      1,438,437
130,000 Liberty Property Trust                             6,726,200
130,500 ProLogis                                           8,482,500
 31,000 PS Business Parks, Inc.                            2,331,510
                                                       -------------
                                                          25,358,007
                                                       -------------
        REITs -- Office -- 18.2%
100,600 Boston Properties, Inc.                           12,684,654
132,000 Brandywine Realty Trust, Inc.(b)                   4,601,520
125,000 Brookfield Properties Corp.                        5,817,500
 47,400 Corporate Office Properties Trust(b)               2,525,472
 27,500 Digital Realty Trust, Inc.                           988,350
 60,000 Equity Office Properties Trust                     3,333,000
 87,600 Highwoods Properties, Inc.                         3,828,120
185,000 HRPT Properties Trust(b)                           2,408,700
 42,300 Kilroy Realty Corp.                                3,673,332
                                                       -------------
                                                          39,860,648
                                                       -------------
        REITs - Regional Malls -- 14.9%
103,400 General Growth Properties, Inc.                    6,361,168
 51,000 Macerich Co. (The)                                 4,872,030
158,100 Simon Property Group, Inc.                        18,085,059
 57,000 Taubman Centers, Inc.                              3,321,390
                                                       -------------
                                                          32,639,647
                                                       -------------

  Shares    Description                                                               Value (+)
-------------------------------------------------------------------------------------------------
            REITs -- Shopping Centers -- 11.3%
     48,000 Cedar Shopping Centers, Inc.                                            $    804,000
    125,100 Developers Diversified Realty Corp.(b)                                     8,396,712
     58,000 Federal Realty Investment Trust                                            5,418,360
     70,500 Kimco Realty Corp.                                                         3,496,800
     37,300 Kite Realty Group Trust                                                      727,350
     67,200 Regency Centers Corp.                                                      5,853,120
                                                                                    ------------
                                                                                      24,696,342
                                                                                    ------------
            REITs -- Storage -- 5.6%
    116,700 Extra Space Storage, Inc.(b)                                               2,303,658
     91,000 Public Storage, Inc.                                                       9,897,160
                                                                                    ------------
                                                                                      12,200,818
                                                                                    ------------
            REITs -- Triple Net Lease -- 1.9%
     40,000 iStar Financial, Inc.                                                      2,006,000
     40,700 Realty Income Corp.                                                        1,171,346
     85,300 Spirit Finance Corp.                                                       1,067,956
                                                                                    ------------
                                                                                       4,245,302
                                                                                    ------------
            Total Common Stocks (Identified Cost $129,440,859)                       212,095,307
                                                                                    ------------
  Shares/
 Principal
  Amount
-------------------------------------------------------------------------------------------------
Short-Term Investments -- 12.4%
 20,578,035 State Street Securities Lending Quality Trust(c)                          20,578,035
$ 6,508,256 Tri-Party Repurchase Agreement with Fixed Income Clearing
            Corporation, dated 1/31/2007 at 4.25% to be repurchased at
            $6,509,024 on 2/1/2007, collateralized by $5,290,000 U.S. Treasury
            Note, 7.125% due 2/15/2023 valued at $6,639,918, including
            accrued interest                                                           6,508,256
                                                                                    ------------
            Total Short-Term Investments (Identified Cost $27,086,291)                27,086,291
                                                                                    ------------
            Total Investments -- 109.2%
            (Identified Cost $156,527,150)(a)                                        239,181,598
            Other Assets Less Liabilities -- (9.2)%                                  (20,091,095)
                                                                                    ------------
            Net Assets -- 100%                                                      $219,090,503
                                                                                    ============
        (+) See Note 2a of Notes to Financial Statements.
        (a) Federal Tax Information:
            At January 31, 2007, the net unrealized appreciation on investments based on cost of $156,649,153 for federal income tax purposes was as follows:
            Aggregate gross unrealized appreciation for all investments in which
            there is an excess of value over tax cost                               $ 82,556,598
            Aggregate gross unrealized depreciation for all investments in which
            there is an excess of tax cost over value                                    (24,153)
                                                                                    ------------
            Net unrealized appreciation                                             $ 82,532,445
                                                                                    ============
        (b) All or a portion of this security was on loan to brokers at January 31,
            2007.
        (c) Represents investment of securities lending collateral.
      REITs Real Estate Investment Trusts

                See accompanying notes to financial statements.

               AEW REAL ESTATE FUND -- PORTFOLIO OF INVESTMENTS

Investments as of January 31, 2007


Holdings at January 31, 2007 as a Percentage of Net Assets (unaudited)

                             Office           18.2%
                             Apartments       17.5
                             Regional Malls   14.9
                             Industrial       11.6
                             Shopping Centers 11.3
                             Hotels            7.5
                             Storage           5.6
                             Diversified       4.2
                             Healthcare        4.1
                             Triple Net Lease  1.9

                See accompanying notes to financial statements.

                      STATEMENT OF ASSETS AND LIABILITIES

January 31, 2007

            ASSETS
             Investments at cost                      $156,527,150
             Net unrealized appreciation                82,654,448
                                                      ------------
               Investments at value(a)                 239,181,598
             Receivable for Fund shares sold             1,531,733
             Receivable for securities sold                491,615
             Dividends and interest receivable             110,223
             Securities lending income receivable            3,415
                                                      ------------
               TOTAL ASSETS                            241,318,584
                                                      ------------
            LIABILITIES
             Collateral on securities loaned, at
               value (Note 2)                           20,578,035
             Payable for securities purchased              688,659
             Payable for Fund shares redeemed              634,849
             Management fees payable (Note 4)              189,371
             Deferred Trustees' fees (Note 4)               45,293
             Administrative fees payable (Note 4)            6,339
             Other accounts payable and accrued
               expenses                                     85,535
                                                      ------------
               TOTAL LIABILITIES                        22,228,081
                                                      ------------
            NET ASSETS                                $219,090,503
                                                      ============
            NET ASSETS CONSIST OF:
             Paid-in capital                          $135,161,562
             Undistributed (overdistributed) net
               investment income                           (34,140)
             Accumulated net realized gain on
               investments                               1,308,633
             Net unrealized appreciation on
               investments                              82,654,448
                                                      ------------
            NET ASSETS                                $219,090,503
                                                      ============
            COMPUTATION OF NET ASSET VALUE AND
             OFFERING PRICE:
             Class A shares:
               Net assets                             $120,150,790
                                                      ============
               Shares of beneficial interest             4,535,142
                                                      ============
               Net asset value and redemption price
                per share                             $      26.49
                                                      ============
               Offering price per share
                (100/[100-maximum sales charge] of
                net asset value) (Note 1)             $      28.11
                                                      ============
             Class B shares: (redemption price per
               share is equal to net asset value
               less any applicable contingent
               deferred sales charge) (Note 1)
               Net assets                             $ 21,165,968
                                                      ============
               Shares of beneficial interest               800,153
                                                      ============
               Net asset value and offering price
                per share                             $      26.45
                                                      ============
             Class C shares: (redemption price per
               share is equal to net asset value
               less any applicable contingent
               deferred sales charge) (Note 1)
               Net assets                             $ 29,694,146
                                                      ============
               Shares of beneficial interest             1,120,756
                                                      ============
               Net asset value and offering price
                per share                             $      26.49
                                                      ============
             Class Y shares:
               Net assets                             $ 48,079,599
                                                      ============
               Shares of beneficial interest             1,865,048
                                                      ============
               Net asset value, offering and
                redemption price per share            $      25.78
                                                      ============
               (a) Including securities on loan
                with market values of:                $ 20,170,518
                                                      ============

                See accompanying notes to financial statements.

                            STATEMENT OF OPERATIONS

For the Year Ended January 31, 2007

             INVESTMENT INCOME
              Dividends                                $ 3,348,081
              Interest                                     164,741
              Securities lending income (Note 2)            16,016
              Less net foreign taxes withheld              (10,508)
                                                       -----------
                                                         3,518,330
                                                       -----------
              Expenses
                Management fees (Note 4)                 1,224,526
                Service fees - Class A (Note 4)            218,271
                Service and distribution fees -
                 Class B (Note 4)                          176,607
                Service and distribution fees -
                 Class C (Note 4)                          207,590
                Trustees' fees and expenses (Note 4)        23,842
                Administrative fees (Note 4)                86,422
                Custodian fees and expenses                 23,606
                Transfer agent fees and expenses -
                 Class A                                   148,152
                Transfer agent fees and expenses -
                 Class B                                    28,973
                Transfer agent fees and expenses -
                 Class C                                    35,220
                Transfer agent fees and expenses -
                 Class Y                                    13,052
                Audit fees                                  45,679
                Legal fees                                   4,863
                Shareholder reporting expenses              57,991
                Registration fees                           81,768
                Expense waiver recapture - Class A
                 (Note 4)                                   32,892
                Expense waiver recapture - Class B
                 (Note 4)                                    7,541
                Expense waiver recapture - Class C
                 (Note 4)                                    7,693
                Expense waiver recapture - Class Y
                 (Note 4)                                    3,657
                Miscellaneous expenses                      13,579
                                                       -----------
              Total expenses                             2,441,924
                                                       -----------
                Net investment income                    1,076,406
                                                       -----------
             NET REALIZED AND UNREALIZED GAIN (LOSS)
              ON INVESTMENTS
              Realized gain on:
                Investments - net                        8,163,026
                Capital gain distributions received
                 (Note 2)                                1,620,779
              Change in unrealized appreciation
                (depreciation) on:
                Investments - net                       41,947,909
                                                       -----------
              Net realized and unrealized gain on
                investments                             51,731,714
                                                       -----------
             NET INCREASE IN NET ASSETS RESULTING
              FROM OPERATIONS                          $52,808,120
                                                       ===========

                See accompanying notes to financial statements.

                      STATEMENT OF CHANGES IN NET ASSETS



                                                                        Year Ended    Year Ended
                                                                        January 31,   January 31,
                                                                           2007          2006
                                                                       ------------  ------------
FROM OPERATIONS:
  Net investment income                                                $  1,076,406  $  1,017,505
  Net realized gain on investments                                        9,783,805     8,836,994
  Net change in unrealized appreciation (depreciation) on investments    41,947,909    22,204,020
                                                                       ------------  ------------
  Net increase in net assets resulting from operations                   52,808,120    32,058,519
                                                                       ------------  ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
   Class A                                                                 (714,440)     (773,573)
   Class B                                                                  (28,747)      (54,458)
   Class C                                                                  (31,015)      (55,277)
   Class Y                                                                 (307,686)     (178,394)
  Short-term capital gain
   Class A                                                                 (233,151)     (192,055)
   Class B                                                                  (47,026)      (42,893)
   Class C                                                                  (54,717)      (43,310)
   Class Y                                                                  (74,091)      (45,544)
  Long-term capital gain
   Class A                                                               (5,884,104)   (4,871,483)
   Class B                                                               (1,129,516)   (1,085,686)
   Class C                                                               (1,439,242)   (1,105,967)
   Class Y                                                               (2,046,049)   (1,025,585)
                                                                       ------------  ------------
  Total distributions                                                   (11,989,784)   (9,474,225)
                                                                       ------------  ------------
NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 8)      53,697,727     4,541,609
                                                                       ------------  ------------
  Net increase in net assets                                             94,516,063    27,125,903
                                                                       ------------  ------------
NET ASSETS
  Beginning of the year                                                 124,574,440    97,448,537
                                                                       ------------  ------------
  End of the year                                                      $219,090,503  $124,574,440
                                                                       ============  ============
OVERDISTRIBUTED NET INVESTMENT INCOME                                  $    (34,140) $    (28,658)
                                                                       ============  ============

                See accompanying notes to financial statements.

                      This Page Intentionally Left Blank

                             FINANCIAL HIGHLIGHTS


                           Income (loss) from investment operations:              Less distributions:
                           -----------------------------------------   -----------------------------------------

             Net asset                   Net realized                    Dividends    Distributions
              value,          Net       and unrealized   Total from         from        from net
             beginning     investment   gain (loss) on   investment    net investment   realized        Total
             of period     income (b)    investments     operations        income     capital gains distributions
             ----------    ----------   --------------   ----------    -------------- ------------- -------------
   Class A
  1/31/2007  $    20.78    $     0.19     $     7.24     $     7.43      $    (0.19)   $    (1.53)   $    (1.72)
  1/31/2006       16.83          0.21           5.45           5.66           (0.22)        (1.49)        (1.71)
  1/31/2005       15.13          0.34           2.35           2.69           (0.35)        (0.64)        (0.99)
  1/31/2004       11.00          0.36           4.49           4.85           (0.48)        (0.24)        (0.72)
  1/31/2003       11.37          0.40          (0.22)          0.18           (0.39)        (0.16)        (0.55)
   Class B
  1/31/2007       20.77          0.01           7.24           7.25           (0.04)        (1.53)        (1.57)
  1/31/2006       16.82          0.07           5.44           5.51           (0.07)        (1.49)        (1.56)
  1/31/2005       15.10          0.22           2.38           2.60           (0.24)        (0.64)        (0.88)
  1/31/2004       11.00          0.26           4.46           4.72           (0.38)        (0.24)        (0.62)
  1/31/2003       11.39          0.32          (0.24)          0.08           (0.31)        (0.16)        (0.47)
   Class C
  1/31/2007       20.80          0.02           7.24           7.26           (0.04)        (1.53)        (1.57)
  1/31/2006       16.84          0.07           5.45           5.52           (0.07)        (1.49)        (1.56)
  1/31/2005       15.15          0.22           2.35           2.57           (0.24)        (0.64)        (0.88)
  1/31/2004       11.01          0.26           4.50           4.76           (0.38)        (0.24)        (0.62)
  1/31/2003       11.40          0.32          (0.24)          0.08           (0.31)        (0.16)        (0.47)
   Class Y
  1/31/2007       20.25          0.27           7.05           7.32           (0.26)        (1.53)        (1.79)
  1/31/2006       16.45          0.25           5.32           5.57           (0.28)        (1.49)        (1.77)
  1/31/2005       14.83          0.38           2.28           2.66           (0.40)        (0.64)        (1.04)
  1/31/2004       10.80          0.40           4.40           4.80           (0.53)        (0.24)        (0.77)
  1/31/2003       11.21          0.42          (0.22)          0.20           (0.45)        (0.16)        (0.61)


(a)A sales charge for Class A shares and Class C (prior to February 1, 2004) shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations.
(b)Per share net investment income has been calculated using the average shares outstanding during the period.
(c)Had certain expenses not been reduced during the period, if applicable, total return would have been lower.

                See accompanying notes to financial statements.

                             FINANCIAL HIGHLIGHTS



                                        Ratios to average net assets:
                                    -------------------------------------

                        Net assets,
Net asset    Total        end of       Gross       Net                       Portfolio
value, end   return       period      expenses   expenses     Net investment turnover
of period  (%) (a)(c)     (000's)     (%) (e)    (%) (d)        income (%)   rate (%)
---------- ----------   ----------- ---------    ---------    -------------- ---------
$    26.49      37.4    $  120,151       1.48(f)       N/A           0.82           15
     20.78      34.8        73,166       1.55         1.50           1.11           15
     16.83      17.8        58,965       1.71         1.50           2.11           20
     15.13      45.0        39,846       2.00         1.50           2.73           18
     11.00       1.3        13,307       2.43         1.50           3.47           35
     26.45      36.3        21,166       2.22(f)       N/A           0.06           15
     20.77      33.7        16,293       2.30         2.25           0.36           15
     16.82      17.1        14,131       2.46         2.25           1.36           20
     15.10      43.7        12,129       2.75         2.25           1.98           18
     11.00       0.5         8,401       3.18         2.25           2.72           35
     26.49      36.3        29,694       2.23(f)       N/A           0.08           15
     20.80      33.7        16,101       2.30         2.25           0.36           15
     16.84      16.9        14,388       2.46         2.25           1.36           20
     15.15      43.9        11,410       2.75         2.25           1.98           18
     11.01       0.5         3,288       3.18         2.25           2.72           35
     25.78      37.8        48,080       1.09(f)       N/A           1.21           15
     20.25      35.1        19,015       1.28         1.25           1.35           15
     16.45      17.9         9,964       1.37         1.25           2.38           20
     14.83      45.5         7,210       1.55         1.25           2.98           18
     10.80       1.5         1,521       1.77         1.25           3.72           35


(d)The investment advisor agreed to reimburse a portion of the Fund's expenses and/or waive its management fee during the period. Without this waiver, if applicable, expenses would have been higher.
(e)Represents total expenses prior to management fee waiver and/or reimbursement of a portion of the Fund's expenses, if applicable.
(f)Includes expense waiver recapture of 0.04%, 0.04%, 0.04% and 0.01% for Class A, Class B, Class C and Class Y, respectively.


                See accompanying notes to financial statements.

                         NOTES TO FINANCIAL STATEMENTS

January 31, 2007

1. Organization. AEW Real Estate Fund (the "Fund") is the sole series of IXIS Advisor Funds Trust IV (the "Trust"), and is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company. The Fund seeks to provide investors with above-average income and long-term growth of capital.

The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares do not pay a front-end sales charge, but pay higher Rule 12b-1 fees than Class A shares for eight years (at which point they automatically convert to Class A shares), and are subject to a contingent deferred sales charge ("CDSC") if those shares are redeemed within six years of purchase. Class C shares do not pay a front-end sales charge, do not convert to any other class of shares and pay higher Rule 12b-1 fees than Class A shares and may be subject to a CDSC of 1.00% if those shares are redeemed within one year. Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. They are generally intended for institutional investors with a minimum initial investment of $1,000,000. Effective March 16, 2007, the minimum initial investment for Class Y shares was reduced to $100,000, though some categories of investors are excepted from the minimum investment amount, as outlined in the Prospectus.

Expenses of the Fund are borne pro rata by the holders of each Class of shares, except that each Class bears expenses unique to that Class (including the Rule 12b-1 service and distribution fees and transfer agent fees applicable to such class). In addition, each Class votes as a Class only with respect to its own Rule 12b-1 Plan. Shares of each Class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate dividends from net investment income on each Class of shares.

2. Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Security Valuation. Equity securities, including closed-end investment companies, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the administrator and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking a NOCP, at the most recent bid quotation on the NASDAQ National Market. Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of sixty days or less) are generally valued at market price on the basis of valuations furnished to the Fund by a pricing service recommended by the administrator and approved by the Board of Trustees, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Short-term obligations with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's investment advisor using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

b. Security Transactions and Related Investment Income. Security transactions are accounted for on trade date. Dividend income is recorded on ex-dividend date and interest income is recorded on an accrual basis. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in dividends received from the Fund's investments in real estate investment trusts ("REITs") are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates are based on the most recent REIT distribution information available. Interest income is increased by the accretion of discount and decreased by the amortization of premium. Investment income is recorded net of foreign taxes withheld when applicable. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income and realized and unrealized gains and losses are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Fund.

c. Federal and Foreign Income Taxes. The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Accordingly, no provision for federal income tax has been made. The Fund may be subject to foreign taxes on income.

d. Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. When the Fund identifies the character of distributions paid by REITs in the previous calendar year, certain distributions to Fund shareholders may be redesignated as capital gain distributions or, if in excess of taxable income, as a return of capital. For the year ended January 31, 2007, the character of distributions paid as disclosed within the Statement of Changes in Net Assets includes certain calendar year federal tax-based amounts and corresponding estimates for the period from January 1, 2007 through January 31, 2007 of ordinary income, capital gains and return of capital based on dividends received from REITs.

January 31, 2007


Permanent book and tax basis differences relating to shareholder distributions, net investment income, and net realized gains will result in reclassifications to the capital accounts. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees' fees and wash sales. Distributions from net investment income and short-term capital gains are considered to be ordinary income for tax purposes.

The tax character of distributions paid to shareholders during the years ended January 31, 2007 and January 31, 2006 was as follows:

                                            2007        2006
                 -                       ----------- ----------
                 Distributions from:
                 Ordinary income         $ 1,490,873 $1,385,504
                 Long-term capital gains  10,498,911  8,088,721
                                         ----------- ----------
                                         $11,989,784 $9,474,225
                                         ----------- ----------

Differences between these amounts and those reported in the Statement of Changes in Net Assets are primarily attributable to different book and tax treatment for short-term capital gains.

As January 31, 2007, the components of distributable earnings on a tax basis were as follows:

               Undistributed ordinary income         $    11,153
               Undistributed long-term capital gains   1,430,637
                                                     -----------
               Total undistributed earnings            1,441,790
               Unrealized appreciation                82,532,445
                                                     -----------
               Total accumulated earnings            $83,974,235
                                                     -----------

e. Repurchase Agreements. The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

f. Securities Lending. The Fund has entered into an agreement with State Street Bank and Trust Company ("State Street Bank"), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned securities for non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund bears the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at January 31, 2007 were $20,170,518 and $20,578,035, respectively.

g. Indemnifications. Under the Fund's organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

h. New Accounting Pronouncement. Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes--an Interpretation of FASB Statement 109 (FIN 48) was issued and became effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Subsequent thereto, the United States Securities and Exchange Commission ("SEC") indicated that it would not object if a fund first adopts FIN 48 on the last business day of the first required financial reporting period for fiscal years beginning after December 15, 2006. Accordingly, Management is continuing to evaluate the impact the adoption of FIN 48 may have on the Fund's net assets and results of operations. In compliance with the recently issued SEC guidance the impact, if any, will be reflected in the Fund's semiannual financial statements as of July 31, 2007.

In addition, in September, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Fund's financial statements.

January 31, 2007


3. Purchases and Sales of Securities. For the year ended January 31, 2007, purchases and sales of securities (excluding short-term investments) were $64,012,691 and $22,044,981, respectively.

4. Management Fees and Other Transactions with Affiliates.

a. Management Fees. AEW Management and Advisors, L.P. ("AEW") serves as investment advisor to the Fund. Under the terms of the management agreement, the Fund pays a management fee at an annual rate of 0.80% of the first $500 million of the Fund's average daily net assets and 0.75% of the Fund's average daily net assets in excess of $500 million, calculated daily and payable monthly. AEW has given a binding undertaking to the Fund to reduce its management fees and/or reimburse certain expenses associated with the Fund in order to limit the Fund's total operating expenses. This undertaking is in effect until April 30, 2008 and will be reevaluated on an annual basis. For the year ended January 31, 2007, the expense limits as a percentage of average daily net assets under the expense limitation agreement were as follows:

                        Expense Limit as a Percentage of Average Daily Net Assets
                        ---------------------------------------------------------
                        Class A        Class B        Class C       Class Y
                        -------        -------        -------       -------
                         1.50%          2.25%          2.25%         1.25%

For the year ended January 31, 2007, management fees for the Fund were $1,224,526 (0.80% of average daily net assets).

AEW is permitted to recover, on a Class by Class basis, expenses it has borne under the expense limitation agreement (whether through reduction of its management fees or otherwise) in later periods to the extent the Fund's expenses fall below the expense limits, provided, however, that the Fund is not obligated to pay such deferred fees more than one year after the end of the fiscal year in which the fee was deferred.

AEW is an affiliate of AEW Capital Management, L.P., a wholly-owned subsidiary of IXIS Asset Management US Group, L.P. ("IXIS US Group"), which is part of IXIS Asset Management Group, an international asset management group based in Paris, France.

b. Administrative Fees. IXIS Asset Management Advisors, L.P. ("IXIS Advisors"), a wholly-owned subsidiary of IXIS US Group, provides certain administrative services for the Fund and has subcontracted with State Street Bank to serve as sub-administrator. Pursuant to an agreement among the Trust, IXIS Advisor Funds Trust I, IXIS Advisor Funds Trust II, IXIS Advisor Funds Trust III and IXIS Advisor Cash Management Trust ("IXIS Advisor Funds Trusts"), Loomis Sayles Funds I and Loomis Sayles Funds II ("Loomis Sayles Funds Trusts"), and IXIS Advisors, the Fund pays IXIS Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0675% of the first $5 billion of the average daily net assets of the IXIS Advisor Funds Trusts and Loomis Sayles Funds Trusts, 0.0625% of the next $5 billion, and 0.0500% of such assets in excess of $10 billion, subject to an annual aggregate minimum fee for the IXIS Advisor Funds Trusts and Loomis Sayles Funds Trusts of $5 million, which is reevaluated on an annual basis.

For the year ended January 31, 2007, the Fund paid $86,422 to IXIS Advisors for administrative services.

c. Service and Distribution Fees. The Trust has entered into a distribution agreement with IXIS Asset Management Distributors, L.P. ("IXIS Distributors"), a wholly-owned subsidiary of IXIS US Group. Pursuant to this agreement, IXIS Distributors serves as principal underwriter of the Fund.

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund's Class A shares (the "Class A Plan") and Service and Distribution Plans relating to the Fund's Class B and Class C shares (the "Class B and Class C Plans").

Under the Class A Plan, the Fund pays IXIS Distributors a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund's Class A shares, as reimbursement for expenses incurred by IXIS Distributors in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts. For the year ended January 31, 2007, the Fund paid IXIS Distributors $218,271 in service fees under the Class A Plan.

Under the Class B and Class C Plans, the Fund pays IXIS Distributors a monthly service fee at an annual rate of 0.25% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses incurred by IXIS Distributors in providing personal services to investors in Class B and Class C shares and/or the maintenance of shareholder accounts. For the year ended January 31, 2007, the Fund paid IXIS Distributors $44,152 and $51,898 in service fees under the Class B and Class C Plans, respectively.

Also under the Class B and Class C Plans, the Fund pays IXIS Distributors a monthly distribution fee at an annual rate of 0.75% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses incurred by IXIS Distributors in connection with the marketing or sale of Class B and Class C shares. For the year ended January 31, 2007, the Fund paid IXIS Distributors $132,455 and $155,692 in distribution fees under the Class B and Class C Plans, respectively.

January 31, 2007


d. Commissions. The Fund has been informed that commissions (including CDSC) on Fund shares paid to IXIS Distributors by investors in shares of the Fund during the year ended January 31, 2007 amounted to $368,557.

e. Trustees Fees and Expenses. The Fund does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of IXIS Advisors, IXIS Distributors, IXIS US Group, or their affiliates. The Chairperson of the Board receives a retainer fee at an annual rate of $200,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at an annual rate of $55,000. Each independent Trustee also receives a meeting attendance fee of $6,000 for each meeting of the Board of Trustees that he or she attends in person and $3,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chairman receives an additional retainer fee at an annual rate of $10,000. Each Contract Review and Governance Committee member is compensated $4,000 for each Committee meeting that he or she attends in person and $2,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $5,000 for each Committee meeting that he or she attends in person and $2,500 for each meeting that he or she attends telephonically. These fees are allocated among the Funds in the IXIS Advisor Funds Trusts and Loomis Sayles Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the "Plan") is available to the Trustees on a voluntary basis. Each participating Trustee will receive an amount equal to the value that such deferred compensation would have been had it been invested in the Fund or certain other funds of the IXIS Advisor Funds Trusts and the Loomis Sayles Funds Trusts on the normal payment date. Deferred amounts remain in the Funds until distributed in accordance with the Plan.

5. Line of Credit. The Fund, together with certain other funds of IXIS Advisor Funds Trusts and Loomis Sayles Funds Trusts, participates in a $75,000,000 committed line of credit provided by State Street Bank. Interest is charged to the Fund based on its borrowing at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.09% payable at the end of each calendar quarter is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. For the year ended January 31, 2007, the Fund had no borrowings under the agreement.

6. Brokerage Commission Recapture. The Fund has entered into agreements with certain brokers whereby the brokers will rebate a portion of brokerage commissions. All amounts rebated by the brokers are returned to the Fund under such agreements and are included as realized gains on investments in the Statement of Operations. For the year ended January 31, 2007, $3,046 was rebated under these agreements.

7. Concentration of Risk. The Fund concentrates its investments in real estate securities, including REITs. A fund with a concentrated portfolio is vulnerable to the risks of the industry in which it invests and is subject to greater risks and market fluctuations than funds investing in a broader range of industries. Real estate securities are susceptible to the risks associated with direct ownership of real estate such as declining property values, increases in property taxes, operating expenses, interest rates or competition, zoning changes and losses from casualty and condemnation.

January 31, 2007

8. Capital Shares. The Fund may issue an unlimited number of shares of beneficial interest without par value. Transactions in capital shares were as follows:

                                                                        Year Ended                Year Ended
                                                                     January 31, 2007          January 31, 2006
                                                                 ------------------------  ------------------------
                                                                   Shares       Amount       Shares       Amount
                                                                 ----------  ------------  ----------  ------------
Class A
   Issued from the sale of shares                                 2,116,449  $ 48,744,325   1,250,682  $ 23,680,409
   Issued in connection with the reinvestment of distributions      273,430     6,243,605     264,644     5,082,169
                                                                 ----------  ------------  ----------  ------------
                                                                  2,389,879    54,987,930   1,515,326    28,762,578
   Redeemed                                                      (1,375,942)  (30,953,749) (1,496,850)  (28,457,488)
                                                                 ----------  ------------  ----------  ------------
   Net increase                                                   1,013,937  $ 24,034,181      18,476  $    305,090
                                                                 ----------  ------------  ----------  ------------
Class B
   Issued from the sale of shares                                   179,970  $  4,121,349     128,368  $  2,439,491
   Issued in connection with the reinvestment of distributions       45,265     1,030,949      51,975       999,050
                                                                 ----------  ------------  ----------  ------------
                                                                    225,235     5,152,298     180,343     3,438,541
   Redeemed                                                        (209,603)   (4,752,449)   (235,983)   (4,459,410)
                                                                 ----------  ------------  ----------  ------------
   Net increase (decrease)                                           15,632  $    399,849     (55,640) $ (1,020,869)
                                                                 ----------  ------------  ----------  ------------
Class C
   Issued from the sale of shares                                   482,387  $ 11,212,977     201,917  $  3,866,542
   Issued in connection with the reinvestment of distributions       38,354       882,464      29,847       574,829
                                                                 ----------  ------------  ----------  ------------
                                                                    520,741    12,095,441     231,764     4,441,371
   Redeemed                                                        (174,095)   (3,996,083)   (312,027)   (5,927,159)
                                                                 ----------  ------------  ----------  ------------
   Net increase (decrease)                                          346,646  $  8,099,358     (80,263) $ (1,485,788)
                                                                 ----------  ------------  ----------  ------------
Class Y
   Issued from the sale of shares                                 1,069,164  $ 24,432,807     525,515  $ 10,065,416
   Issued in connection with the reinvestment of distributions       71,767     1,599,117      52,551       985,139
                                                                 ----------  ------------  ----------  ------------
                                                                  1,140,931    26,031,924     578,066    11,050,555
   Redeemed                                                        (215,032)   (4,867,585)   (244,688)   (4,307,379)
                                                                 ----------  ------------  ----------  ------------
   Net increase                                                     925,899  $ 21,164,339     333,378  $  6,743,176
                                                                 ----------  ------------  ----------  ------------
   Net increase from capital share transactions                   2,302,114  $ 53,697,727     215,951  $  4,541,609
                                                                 ==========  ============  ==========  ============

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of IXIS Advisor Funds Trust IV and Shareholders of AEW Real Estate Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AEW Real Estate Fund, a series of IXIS Advisor Funds Trust IV ("the Fund"), at January 31, 2007, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
March 16, 2007

      2007 U.S. TAX DISTRIBUTION INFORMATION TO SHAREHOLDERS (unaudited)

Corporate Dividends Received Deduction. For the fiscal year ended January 31, 2007, the percentage of dividends distributed by the Fund qualifying for the dividends received deduction for corporate shareholders is 1.13%.

Capital Gains Distributions. Pursuant to Internal Revenue Section 852(b), the Fund designated $10,498,911 as capital gains dividends paid during the year ended January 31, 2007.

Qualified Dividend Income. A percentage of dividends distributed by the Fund during the fiscal year ended January 31, 2007 are considered qualified dividend income, and are eligible for reduced tax rates. These lower rates range from 5% to 15% depending on an individual's tax bracket. The Fund designates 1.10% of dividends distributed as qualified dividend income.

                        TRUSTEE AND OFFICER INFORMATION

The tables below provide certain information regarding the Trustees and officers of IXIS Advisor Funds Trust IV (the "Trust"). Unless otherwise indicated, the address of all persons below is 399 Boylston Street, Boston, MA 02116. The Trust's Statements of Additional Information include additional information about the Trustees of the Trust and are available by calling IXIS Advisor Funds at 800-225-5478.

                       Position(s) Held with the                                  Number of Portfolios in
                         Trust, Length of Time       Principal Occupation(s)      Fund Complex Overseen***
Name and Date of Birth Served and Term of Office*     During Past 5 Years**     and Other Directorships Held
---------------------- --------------------------     ---------------------     ----------------------------

INDEPENDENT TRUSTEES

Graham T. Allison, Jr.          Trustee,          Douglas Dillon Professor and  38
(3/23/40)                      since 2000         Director of the Belfer Center Director, Taubman Centers,
                          Contract Review and     for Science and International Inc. (real estate investment
                          Governance Committee    Affairs, John F. Kennedy      trust)
                                 Member           School of Government,
                                                  Harvard University

Charles D. Baker                Trustee,          President and Chief Executive 38
(11/13/56)                     since 2005         Officer, Harvard Pilgrim      None
                         Audit Committee Member   Health Care (health plan)

Edward A. Benjamin              Trustee,          Retired                       38
(5/30/38)                      since 2003                                       Director, Precision Optics
                        Chairman of the Contract                                Corporation (optics
                         Review and Governance                                  manufacturer)
                               Committee

Daniel M. Cain                  Trustee,          President and Chief Executive 38
(2/24/45)                      since 2000         Officer, Cain Brothers &      Director, Sheridan
                         Chairman of the Audit    Company, Incorporated         Healthcare Inc. (physician
                               Committee          (investment banking)          practice management);
                                                                                Trustee, Lexington Strategic
                                                                                Asset Corporation (realty
                                                                                investment trust)

Richard Darman                  Trustee,          Partner, The Carlyle Group    38
(5/10/43)                      since 2000         (investments); formerly,      Director and Chairman of
                          Contract Review and     Professor, John F. Kennedy    Board of Directors, AES
                          Governance Committee    School of Government,         Corporation (international
                                 Member           Harvard University            power company)

Sandra O. Moose                 Trustee,          President, Strategic Advisory 38
(2/17/42)                      since 2000         Services (management          Director, Verizon
                        Chairperson of the Board  consulting); formerly, Senior Communications;
                       of Trustees since November Vice President and Director,  Director, Rohm and Haas
                                  2005            The Boston Consulting Group,  Company (specialty
                        Ex officio member of the  Inc. (management consulting)  chemicals);
                          Audit Committee and                                   Director, AES Corporation
                          Contract Review and                                   (international power
                          Governance Committee                                  company)

                        TRUSTEE AND OFFICER INFORMATION

                        Position(s) Held with the                                    Number of Portfolios in
                          Trust, Length of Time        Principal Occupation(s)       Fund Complex Overseen***
Name and Date of Birth  Served and Term of Office*      During Past 5 Years**      and Other Directorships Held
----------------------  --------------------------      ---------------------      ----------------------------

INDEPENDENT TRUSTEES
continued

Cynthia L. Walker                Trustee,          Executive Dean for                          38
(7/25/56)                       since 2005         Administration (formerly,                   None
                          Audit Committee Member   Dean for Finance and CFO),
                                                   Harvard Medical School

INTERESTED TRUSTEES

Robert J. Blanding/1/            Trustee,          President, Chairman, Director,              38
(4/14/47)                       since 2003         and Chief Executive Officer,                None
555 California Street                              Loomis, Sayles & Company,
San Francisco, CA 94104                            L.P.; President and Chief
                                                   Executive Officer for Loomis
                                                   Sayles Funds I; Chief Executive
                                                   Officer for Loomis Sayles
                                                   Funds II

John T. Hailer/2/       President, Chief Executive President and Chief Executive               38
(11/23/60)                 Officer and Trustee     Officer, IXIS Asset                         None
                                since 2000         Management Advisors, L.P.,
                                                   IXIS Asset Management
                                                   Distributors, L.P. and IXIS
                                                   Asset Management Global
                                                   Associates, L.P.; Executive
                                                   Vice President, Loomis Sayles
                                                   Funds I; President, Loomis
                                                   Sayles Funds II; President and
                                                   Chief Executive Officer, AEW
                                                   Real Estate Income Fund, IXIS
                                                   Advisor Cash Management
                                                   Trust, IXIS Advisor Funds
                                                   Trust I, IXIS Advisor Funds
                                                   Trust II and IXIS Advisor
                                                   Funds Trust III

* Each Trustee serves until retirement, resignation or removal from the Board of Trustees. The current retirement age is 72. The position of Chairperson of the Board is appointed for a two-year term.

                        TRUSTEE AND OFFICER INFORMATION


** Each person listed above, except as noted, holds the same position(s) with the Trust. Previous positions during the past five years with IXIS Asset Management Distributors, L.P. (the "Distributor"), IXIS Asset Management Advisors, L.P. ("IXIS Advisors") or Loomis, Sayles & Company, L.P. are omitted if not materially different from a trustee's or officer's current position with such entity.

***The Trustees of the Trust serve as trustees of a fund complex that includes all series of IXIS Advisor Funds Trust I, IXIS Advisor Funds Trust II, IXIS Advisor Funds Trust III, IXIS Advisor Funds Trust IV, IXIS Advisor Cash Management Trust, AEW Real Estate Income Fund, Loomis Sayles Funds I and Loomis Sayles Funds II (together the "IXIS Advisor Funds and Loomis Sayles Funds Trusts").

/1/ Mr. Blanding is deemed an "interested person" of the Trust because he holds the following positions with affiliated persons of the Trust:
     President, Chairman, Director and Chief Executive Officer of Loomis Sayles.

/2/ Mr. Hailer is deemed an "interested person" of the Trust because he holds the following positions with affiliated persons of the Trust: Director and Executive Vice President of IXIS Asset Management Distribution Corporation ("IXIS Distribution Corporation"); and President and Chief Executive Officer of IXIS Asset Management Global Associates, L.P., IXIS Asset Management Advisors, L.P. and IXIS Asset Management Distributors, L.P.

                        TRUSTEE AND OFFICER INFORMATION


                       Position(s) Held with the Trust, Length        Principal Occupation(s)
Name and Date of Birth   of Time Served and Term of Office*            During Past 5 Years**
----------------------   ----------------------------------            ---------------------

OFFICERS OF THE TRUST

Coleen Downs Dinneen   Secretary, Clerk and Chief Legal Officer Senior Vice President, General
(12/16/60)                       since September 2004           Counsel, Secretary and Clerk
                                                                (formerly, Deputy General Counsel,
                                                                Assistant Secretary and Assistant
                                                                Clerk), IXIS Asset Management
                                                                Distribution Corporation, IXIS Asset
                                                                Management Distributors, L.P. and
                                                                IXIS Asset Management Advisors,
                                                                L.P.

Russell L. Kane               Chief Compliance Officer,         Chief Compliance Officer for Mutual
(7/23/69)                since May 2006; Assistant Secretary    Funds, Vice President, Associate
                                   since June 2004              General Counsel, Assistant Secretary
                                                                and Assistant Clerk, IXIS Asset
                                                                Management Distribution
                                                                Corporation, IXIS Asset Management
                                                                Distributors, L.P. and IXIS Asset
                                                                Management Advisors, L.P.;
                                                                formerly, Senior Counsel, Columbia
                                                                Management Group.

Michael C. Kardok         Treasurer, Principal Financial and    Senior Vice President, IXIS Asset
(7/17/59)                         Accounting Officer            Management Advisors, L.P. and IXIS
                                  since October 2004            Asset Management Distributors, L.P.;
                                                                formerly, Senior Director, PFPC Inc.

Max J. Mahoney              Anti-Money Laundering Officer       Senior Vice President, Deputy
(5/1/62)                       and Assistant Secretary          General Counsel, Assistant Secretary
                                  since August 2005             and Assistant Clerk, IXIS Asset
                                                                Management Distribution
                                                                Corporation, IXIS Asset Management
                                                                Distributors, L.P. and IXIS Asset
                                                                Management Advisors, L.P.; Chief
                                                                Compliance Officer, IXIS Asset
                                                                Management Advisors L.P.; formerly,
                                                                Senior Counsel, MetLife, Inc.;
                                                                formerly, Associate Counsel, LPL
                                                                Financial Services, Inc.

John E. Pelletier              Chief Operating Officer          Executive Vice President and Chief
(6/24/64)                        since September 2004           Operating Officer (formerly, Senior
                                                                Vice President, General Counsel,
                                                                Secretary and Clerk), IXIS Asset
                                                                Management Distribution
                                                                Corporation, IXIS Asset Management
                                                                Distributors, L.P. and IXIS Asset
                                                                Management Advisors, L.P.

* Each officer of the Trust serves for an indefinite term in accordance with their current By-laws until the date his or her successor is elected and qualified, or until he or she sooner dies, retires, is removed or becomes disqualified.

** Each person listed above, except as noted, holds the same position(s) with the IXIS Advisor Funds and Loomis Sayles Funds Trusts. Previous positions during the past five years with the Distributor, IXIS Advisors or Loomis Sayles are omitted, if not materially different from a trustee's or officer's current position with such entity.

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer and persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has established an audit committee. Ms. Cynthia L. Walker, Mr. Daniel M. Cain and Mr. Charles D. Baker are members of the audit committee and have been designated as "audit committee financial experts" by the Board of Trustees. Each of these individuals is also an Independent Trustee of the Registrant.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees paid to Principal Accountant by the Fund.

The table below sets forth fees billed by the principal accountant, PricewaterhouseCoopers LLP, for the past two fiscal years for professional services rendered in connection with a) the audit of the Registrant's annual financial statements and services provided in connection with regulatory filings; b) audit-related services (including services that are reasonably related to the performance of the audit of the Registrant's financial statements and but not reported under "Audit Fees"); c) tax compliance, tax advice and tax planning; and d) all other fees billed for professional services rendered by the principal accountant to the Registrant, other than the services provided reported as a part of (a) through (c) of this Item.

                               AUDIT-RELATED
                AUDIT FEES        FEES/1/       TAX FEES/2/   ALL OTHER FEES/3/
              --------------- --------------- --------------- -----------------
              2/1/05- 2/1/06- 2/1/05- 2/1/06- 2/1/05- 2/1/06- 2/1/05-  2/1/06-
              1/31/06 1/31/07 1/31/06 1/31/07 1/31/06 1/31/07 1/31/06  1/31/07
              ------- ------- ------- ------- ------- ------- -------  -------
   IXIS       $23,400 $36,409 $4,604    $0    $1,316  $1,313    $0     $2,755
     Advisor
     Funds
     Trust IV
--------
    1. The audit-related fees consist of the performance of agreed-upon procedures related to 1) the Trust's deferred compensation plan, and 2) a change in the Trust's custodian.
    2. The tax fees consist of a review of year-end shareholder reporting.
    3. Other fees consist of a review of income and expense allocation methods in conjunction with the annual review of the Trust's management contract.

Aggregate fees billed to the Registrant for non-audit services during 2005 and 2006 were $5,920 and $4,068, respectively.

Fees paid to Principal Accountant By Adviser and Control Affiliates.

The following table sets forth the non-audit services provided by the Trust's principal accountant to AEW Management and Advisors, L.P. and entities controlling, controlled by or under common control with AEW Management and Advisors, L.P. that provide ongoing services to the Trust ("Control Affiliates") for the last two fiscal years.

                           AUDIT-RELATED FEES     TAX FEES      ALL OTHER FEES
                           ------------------ ----------------- ---------------
                           2/1/05-   2/1/06-  2/1/05-  2/1/06-  2/1/05- 2/1/06-
                           1/31/06   1/31/07  1/31/06  1/31/07  1/31/06 1/31/07
                           --------  -------  -------- -------- ------- -------
   Control Affiliates      $102,000    $0     $126,950 $111,920 $50,800   $0

Aggregate fees billed to Control Affiliates for non-audit services during 2005 and 2006 were $279,750 and $111,920, respectively.

None of the services described above were approved pursuant to (c)(7)(i)(C) of Regulation S-X.

Audit Committee Pre-Approval Policies.

   Annually, the Registrant's Audit Committee reviews the audit, audit-related, tax and other non-audit services together with the projected fees, for services proposed to be rendered to the Trust and/or other entities for which pre-approval is required during the upcoming year. Any subsequent revisions to already pre-approved services or fees (including fee increases) and requests for pre-approval of new services would be presented for consideration quarterly as needed.

   If, in the opinion of management, a proposed engagement by the Registrant's independent accountants needs to commence before the next regularly scheduled Audit Committee meeting, any member of the Audit Committee who is an independent Board member is authorized to pre-approve the engagement, but only for engagements to provide audit, audit-related and tax services. This approval is subject to review of the full Audit Committee at its next quarterly meeting. All other engagements require the approval of all the members of the audit committee.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Included as part of the Report to Shareholders filed as Item 1 herewith.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITIES HOLDERS.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

   (a)(1)Code of Ethics required by Item 2 hereof, filed herewith as exhibit
         (a)(1).

   (a)(2)Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith as exhibits (a)(2)(1) and
         (a)(2)(2), respectively.

   (a)(3)Not applicable.

   (b) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as exhibit (b).

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                 IXIS Advisor Funds Trust IV

                                 By:    /s/ John T. Hailer
                                        ---------------------------------
                                 Name:  John T. Hailer
                                 Title: President and Chief Executive Officer
                                 Date:  March 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                 By:    /s/ John T. Hailer
                                        ---------------------------------
                                 Name:  John T. Hailer
                                 Title: President and Chief Executive Officer
                                 Date:  March 27, 2007

                                 By:    /s/ Michael C. Kardok
                                        ---------------------------------
                                 Name:  Michael C. Kardok
                                 Title: Treasurer
                                 Date:  March 27, 2007